Capital Leases (Tables)	6 Months Ended
Jun. 30, 2012
Capital Leases [Abstract]
Analysis of the leased assets included in Property and Equipment
June 30, 2012
Equipment	41,969
Less accumulated depreciation	(2,429)

$39,540

Schedule by years of future minimum payments required under the lease
Year Ending June 30:
2012	$16,923
2013	16,923
2014	14,166

Total minimum lease payments	48,012
Less amount representing interest	(9,915)

Present value of minimum lease payments	$38,097